Cash, Cash Equivalents and Restricted Cash (Details) - Schedule of Cash and Cash Equivalents and Restricted Cash - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Schedule of Cash and Cash Equivalents and Restricted Cash [Abstract]
Cash held in banks	$ 3,747	$ 813
Total cash and cash equivalents	3,747	813
Restricted cash – current – Prepaid expenses and other receivables	113	113
Restricted cash – noncurrent – Other assets	306	300
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 4,166	$ 1,226	$ 3,862	$ 50,357